Note 23 - Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets (Details) (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	11,201,504	10,993,404
Common stock, shares outstanding (in shares)	11,201,504	10,993,404
Net unrealized gains on available-for-sale securities, income taxes	$ 2,235	$ 2,536
Parent Company [Member]
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	11,201,504	10,993,404
Common stock, shares outstanding (in shares)	11,201,504	10,993,404
Net unrealized gains on available-for-sale securities, income taxes	$ 2,235	$ 2,536